Property, plant and equipment - Schedule of amounts included in the consolidated statement of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Within operating cash flows	$ (136,940)	$ (831,631)	$ (1,019,937)
Within financing cash flows	(3,476,380)	(2,121,981)	(1,504,946)
Total	$ (3,613,320)	$ (2,953,612)	$ (2,524,883)